Statements Of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $17,826,016 and $22,505,542)	$ 17,809,582	$ 22,491,201
Net unrealized appreciation on open futures and forward currency contracts	3,487,795	2,817,580
Due from brokers	441,445	4,624,283
Cash denominated in foreign currencies (cost $3,292,817 and $2,812,904)	3,184,002	2,774,795
Total equity in trading accounts	24,922,824	32,707,859
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $123,007,891 and $94,322,268)	122,946,045	94,225,272
CASH AND CASH EQUIVALENTS	11,314,010	9,672,026
ACCRUED INTEREST RECEIVABLE	280,558	198,079
TOTAL	159,463,437	136,803,236
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance	225,000	199,389
Net unrealized depreciation on open futures and forward currency contracts		81,257
Accrued brokerage fees	297,447	247,872
Accrued expenses	206,958	122,528
Capital withdrawals payable to limited partners	779,439	794,190
Capital withdrawal payable to General Partner	2,405,883	450,037
Other liabilities	400
Total liabilities	3,915,127	1,895,273
PARTNERS' CAPITAL	155,548,310	134,907,963
TOTAL	$ 159,463,437	$ 136,803,236